SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash FDIC insured amount	$ 250,000			$ 250,000		$ 250,000
Income tax description				less than a 50% likelihood of being sustained		less than a 50% likelihood
Advertising expenses	131	$ 381		$ 82,250	$ 164,500	$ 0	$ 705
Research and development expense	154,683	$ 139,736		383,025	$ 256,252	734,014	419,362
Inventory	$ 50,000			$ 50,000		50,000	586,047
Impairment of assets						$ 536,047
Property and equipment useful lives				5 years		5 years
Intangible assets amortization period				3 years		3 years
Other current liabilities						$ 179	523
Revision of Prior Period, Reclassification, Adjustment [Member]
Other current liabilities						$ 1,072
General and Administrative Expense [Member]
Research and development expense			$ 93,266				$ 391,906